Income Taxes	12 Months Ended
Aug. 31, 2020
Notes to Financial Statements
NOTE 10 - Income Taxes

NOTE 10 – Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“The Act”) was enacted into law. The Act applies to corporations generally beginning with taxable years starting after December 31, 2017 and reduces the corporate tax rate from a graduated set of rates with a maximum 35% tax rate to a flat 21% tax rate. Additionally, the Act introduced other changes that impacted corporations, including a net operating loss (“NOL”) deduction annual limitation, an interest expense deduction annual limitation, elimination of the alternative minimum tax, and immediate expensing of the full cost of qualified property. The Act also introduced an international tax reform that moved the U.S. toward a territorial system, in which income earned in other countries will generally not be subject to U.S. taxation. However, the accumulated foreign earnings of certain foreign corporations were subject to a one-time transition tax, which can be elected to be paid over an eight-year tax transition period, using specified percentages, or in one lump sum. NOL and foreign tax credit (“FTC”) carryforwards can be used to offset the transition tax liability. This change had no impact on the Company as it has not earned taxable income in the past and it has significant NOL carryforwards.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 31, 2020 and 2019 are as follows:

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$6,598,870	$5,901,666
Capitalized research and development	1,069,124	1,014,380
Depreciation	1,762	(7,353)
Stock based compensation	3,006,736	1,983,425
Research and development credit carry forward	657,737	599,646
Total deferred tax assets	11,334,229	9,491,764
Less: valuation allowance	(11,334,229)	(9,491,764)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $1,842,465 and $1,594,583 during the year ended August 31, 2020 and 2019, respectively. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2020 available to offset future federal taxable income, if any, of $31,423,193. These carryforwards may be subject to an annual limitation under Section 382 and 383 of the Internal Revenue Code of 1986, and similar state provisions if the Company experienced one or more ownership changes which would limit the amount of NOL and tax credit carryforwards that can be utilized to offset future taxable income and tax, respectively. In general, an ownership change, as defined by Section 382 and 383, results from transactions increasing ownership of certain stockholders or public groups in the stock of the corporation by more than 50 percentage points over a three-year period.

In addition, the Company has research and development tax credit carry forwards of $657,737 at August 31, 2020, which are available to offset federal income taxes.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2020 and 2019.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 21% for the year ended August 31, 2020 and 2019:

	2020	2019
Income tax benefit at statutory rate	$1,544,143	$1,446,412
Permanent differences	240,231	69,190
Research and development credit	58,091	78,981
Change in valuation allowance	(1,842,465)	(1,594,583)
	$-	$-

The fiscal years 2018 through 2020 remain open to examination by federal authorities and other jurisdictions in which the Company operates.

The Company does not have any uncertain tax positions at August 31, 2020 and 2019 that would affect its effective tax rate. The Company does not anticipate a significant change in the amount of unrecognized tax benefits over the next twelve months. Because the Company is in a loss carryforward position, the Company is generally subject to US federal and state income tax examinations by tax authorities for all years for which a loss carryforward is available. If and when applicable, the Company will recognize interest and penalties as part of income tax expense.